Offerings - Offering: 1	Mar. 28, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	15,000,000
Maximum Aggregate Offering Price	$ 1,127,100,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-264094
Carry Forward Initial Effective Date	Apr. 01, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 122,967
Offering Note
(1) This registration statement includes 15,000,000 shares of common stock registered under the registration statement on Form
S-3
(File
No. 333-264094)
filed by Welltower Inc. on April 1, 2022, which have not been sold. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, amended, the $122,967 filing fee previously paid in connection with such unsold shares, will continue to be applied to such unsold shares. The offering of the unsold shares under the prior registration statement will be deemed terminated as of the date of effectiveness of this registration statement.